TANGIBLE FIXED ASSETS - Acquisition of DPN LLC (Details) $ in Thousands, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 08, 2022 USD ($) a EquityInstruments shares	Mar. 08, 2022 GBP (£) a EquityInstruments shares
TANGIBLE FIXED ASSETS
Impairment of tangible fixed assets	$ 855	$ 55,838
DPN LLC Inc
TANGIBLE FIXED ASSETS
Area of land acquired (in acres) | a			160	160
Option to purchase further land (in acres) | a			157	157
Number of shares issued and allotted (in shares) | EquityInstruments			3,497,817	3,497,817
Consideration transferred in shares in asset acquisition, acquisition-date fair value | £				£ 3.6
Share based payment			$ 4,355
Contingent consideration to be settled in shares			10,710
Total			15,065
Tangible fixed assets (Asset under construction)			15,065
Total			$ 15,065
DPN LLC Inc | Maximum
TANGIBLE FIXED ASSETS
Number of shares issuable upon achievement of certain contractual milestones (in shares) | shares			8.6	8.6